Non-trading Securities (Non-trading Securities Reconciliation) (Details) (Insurance Subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	¥ 240,917
Gross unrealized gains	3,754
Gross unrealized losses	2,415
Fair value	242,256
Government, state, municipal and government agency securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	150,203
Gross unrealized gains	445
Gross unrealized losses	164
Fair value	150,484
Other debt securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	37,256
Gross unrealized gains	115
Gross unrealized losses	182
Fair value	37,289
Equities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	53,358
Gross unrealized gains	3,194
Gross unrealized losses	2,069
Fair value	¥ 54,483